Consolidated Balance Sheets - USD ($)		Jul. 31, 2026	Jul. 31, 2025
Current assets:
Cash and cash equivalents		$ 350,979	$ 284,303
Accounts receivable		15,649	27,384
Inventories		39,751	277,809
Prepaid expenses and other current assets		198,408	113,552
Deferred offering costs		2,842,327	500,000
Total current assets		3,447,114	1,203,048
Non-current assets:
Property and equipment, net		5,683	4,139
Intangible assets, net		62,387	1,814
Long-term investment		26,766	28,286
Right-of-use asset, net		22,954	87,758
Long-term prepaid expenses and other non-current assets		154,858	63,873
Total non-current assets		272,648	185,870
TOTAL ASSETS		3,719,762	1,388,918
Current liabilities:
Short-term borrowings		816,788
Long-term borrowings, current portion		3,088,892	367,928
Accounts payable		317	2,357
Contract liabilities		7,183	13,374
Lease liability, current		19,450	60,984
Accrued expenses and other current liabilities		522,961	226,582
Total current liabilities		4,476,930	674,275
Non-current liabilities:
Long-term borrowings		4,225,990	5,472,384
Lease liability, non-current			20,555
Other non-current liabilities		13,607	14,380
Total non-current liabilities		4,239,597	5,507,319
TOTAL LIABILITIES		8,716,527	6,181,594
Commitments and Contingencies (Note 16)
Shareholders’ deficit
Ordinary Share (par value of US$0.0001 per share, 500,000,000 Ordinary Share authorized, 31,733,724 and 35,000,000 Ordinary Shares issued and outstanding as of July 31, 2025 and July 31, 2026, respectively)	[1]	3,500	3,173
Subscription receivables		(3,500)	(3,173)
Additional paid-in capital		1,619,520	1,351,446
Accumulated deficit		(7,124,071)	(6,417,530)
Accumulated other comprehensive income		507,786	273,408
Total shareholders’ deficit		(4,996,765)	(4,792,676)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT		3,719,762	1,388,918
Related Parties
Current liabilities:
Amount due to a related party		$ 21,339	$ 3,050

[1]	Ordinary shares and share data have been presented on a retroactive basis to reflect the reorganization completed on March 1, 2026 (Note 1(b)).